Related Party Balances and Transactions - Purchase of raw material, property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Purchase of raw material, property and equipment	¥ 1,157,727	¥ 137,586	¥ 42,202
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Purchase of raw material, property and equipment	876,510	22,797	7,982
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Purchase of raw material, property and equipment	213,867	114,329	¥ 34,220
Xunjie Energy (Wuhan) Co ., Ltd.
Related Party Transaction [Line Items]
Purchase of raw material, property and equipment	¥ 67,350	¥ 460